Summary of Significant Accounting Policies (Details Narrative) (10Q) - USD ($)					3 Months Ended		12 Months Ended
	Oct. 27, 2016	Aug. 26, 2016	Apr. 01, 2016	Jun. 17, 2015	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Tender offer expenses					$ 370,000
Total delinquent loan balance					$ 454,452		$ 367,098	$ 389,431
Impaired loans charged off percentage					100.00%		100.00%
Impaired Loans description					The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off.		The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off.
Advertising costs					$ 880	$ 47,824	$ 373,350	$ 950,905
Reverse split	1-for-10 reverse split	1-for-1,000	1-for-100 reverse stock split	1-for-100 reverse split
Office Leases [Member]
Lease expire date					Sep. 30, 2017		Sep. 30, 2017
Leasehold Improvements [Member]
Estimated useful life					5 years		5 years
Mr. Amazing Loans [Member]
Unsecured consumer loan term					5 years		5 years
Consumer Loans One [Member]
Unsecured consumer loans					$ 5,000		$ 5,000
Unsecured consumer loan term					5 years		5 years
Consumer Loans Two [Member]
Unsecured consumer loans					$ 10,000		$ 10,000
Unsecured consumer loan term					5 years		5 years